Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties
4.	Transactions with Related Parties
The Partnership and its subsidiaries, have related-party transactions with the Manager, due to certain terms of the following three different types of management agreements.

1.
Fixed fee management agreement: At the time of the completion of the IPO the Partnership entered into an agreement with its Manager , according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. The Partnership also pay a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the manager to remain in compliance with the oil majors' requirements, including vetting requirements;

2.
Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses with an initial term of five years per managed vessel. Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index; and

3.
Crude management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude. The five crude tanker vessels the Partnership acquired as part of the Crude's acquisition continue to be managed under a management agreement entered into in March 2010 with the Manager whose initial term expires on December 31, 2020. Under the terms of this agreement the Partnership compensates the Manager for all of its expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. The Partnership also pays its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
(b) a sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired by Crude Carriers; and
(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.
The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. As of March 2012 this termination fee had been adjusted from $9,000 to $9,500.
All the above three agreements constitute the “Management Agreements”.
Under the terms of the fixed fee management agreement, the Manager charged the Partnership for additional fees and costs, relating to insurances deductibles, vetting, and repairs and spares that related to unforeseen events. For the years ended December 31, 2012, 2011 and 2010 such fees amounted to $1,850, $1,237 and $1,966, respectively. The 2011 charge includes a $710 adjustment in order to reflect the claim proceeds the Partnership received for one of its vessels, the M/T Attikos.
On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager will provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, investor relations and other administrative services. Also the Partnership reimburses CGP for all expenses which are necessary or appropriate for the conduct of the Partnership's business. The Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of December 31, 2012	As of December 31, 2011

Liabilities:
Manager - payments on behalf of the Partnership (a)	$15,957	$8,138
Management fee payable to CSM (b)	1,490	2,434

Due to related parties	$17,447	$10,572

Deferred revenue - current (f)	4,637	4,225

Total liabilities	$22,084	$14,797

	For the year ended December 31,
Consolidated Statements of Comprehensive (Loss) / Income	2012	2011	2010
Revenues (c)	$69,938	$31,799	$11,030
Voyage expenses	554	165	—
Vessel operating expenses	23,634	30,516	30,261
General and administrative expenses (d)	3,092	1,630	1,103
Interest expense and finance cost (e)	—	—	210
(a) Manager - Payments on Behalf of Capital Product Partners L.P . : This line item includes the Manager payments it makes on behalf of the Partnership and its subsidiaries.
(b) Management fee payable to CSM : The amount outstanding as of December 31, 2012 and 2011 represents the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.
(c) Revenues: The following table includes information regarding the charter agreements the Partnership entered into with CMTC during 2012 and 2011.

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	03/2010	03/2011	$12.0 ($11.9)
M/T Agisilaos	0.42 TC	03/2011	08/2011	$13.0 ($12.8)
M/T Agisilaos	1 TC	08/2011	09/2012	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2012	08/2013	$13.5 ($13.3)
M/T Axios	1 TC	02/2010	03/2011	$12.8 ($12.6)
M/T Axios	1 TC	06/2012	05/2013	$14.0 ($13.8)
M/T Arionas	1 TC	10/2010	10/2011	$12.0 ($11.9)
M/T Arionas	1 TC	10/2011	11/2012	$13.8 ($13.6)
M/T Arionas	1 TC	11/2012	10/2013	$13.8 ($13.6)
M/T Alkiviadis	2 TC	06/2010	06/2012	$13.0 ($12.8)
M/T Alkiviadis	1 TC	07/2012	06/2013	$13.4 ($13.2)
M/T Amore Mio II	1 TC	01/2011	12/2011	$25.3 ($25.0)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.25 ($18.0)
M/T Avax	1 TC	05/2011	05/2012	$14.0 ($13.8)
M/T Avax	1 TC	05/2012	04/2013	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2012	06/2013	$14.0 ($13.8)
M/T Apostolos	1 TC	09/2012	08/2013	$14.0 ($13.8)
M/T Miltiadis M II	1 TC	03/2012	09/2012	$18.3 ($18.0)
M/T Alexander the Great(1)	1TC	11/2011	12/2012	$28.0 ($27.7)
M/T Amoureux	1+1+1 TC	10/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	11/2013	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas (1)	1TC	01/2012	12/2012	$28.0 ($27.7)
  On December 22, 2012, the Partnership acquired the shares of the vessel owning companies of the M/V Agamemnon and the M/V Archimidis from CMTC in exchange of the shares of the vessel owning companies of the M/T Achilleas and the M/T Alexander The Great respectively (Note 3).

 (d) General and administrative expenses: This line item mainly includes internal audit, investor relations and consultancy fees.
(e) Interest expense and finance cost:: Interest expense for the related-party loans for the years ended December 31, 2012, 2011 and 2010 amounted to $0, $0 and $210 respectively and relates to the loans that CMTC had entered into with financial institutions for the financing of the acquisition of the shares of the vessel owning company of the M/T Atrotos and the M/T Alkiviadis when both operated under CMTC's fleet. There were no outstanding balances in relation to these loans as of December 31, 2012 and 2011.
(f) Deferred Revenue: As of December 31, 2012 and 2011 the Partnership received cash in advance for revenue earned in a subsequent period from CMTC.